Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Stock Options	Stock options for the year ended December 31, 2025 under the Company’s plans are as follows:
	Number of options	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2025	151,625	$9.48	$5.56	7.43	437
Granted	22,960	11.89	6.27
Exercised	(41,770)	7.98	3.87
Outstanding as of December 31, 2025	132,815	10.37	$6.21	8.59	360
Vested and expected to vest at December 31, 2025	86,983	10.34	6.19	8.45	238
Exercisable as of December 31, 2025	80,313	$10.37	$6.18	8.42	217

Schedule of Options Data

A summary of options data for the years ended December 31, 2023, 2024 and 2025, is as follows:

	Year ended December 31,
	2025	2024	2023

Weighted-average grant date fair value of options granted	$6.27	$6.27	$-
Total intrinsic value of the options exercised	$231	$-	$-

Schedule of RSUs under the Company’s 2013 Share Option Plan	RSUs for the year ended December 31, 2025 under the Company’s 2013 Share Option Plan and 2023 Equity Incentive Plan are as follows:
	Number of RSUs	Weighted average grant date fair value per share

Outstanding as of January 1, 2025	1,470,926	$9.05
Granted	348,184	12.38
Vested	(635,339)	9.49
Cancelled	(44,775)	8.95
Outstanding as of December 31, 2025	1,138,996	$9.83

Schedule of Share-Based Compensation	The following table summarizes the allocation of the Company’s share-based compensation within the consolidated statements of income:
	Year ended December 31,
	2025	2024	2023

Cost of revenues	$387	$381	$440
Research and development, net	1,776	2,047	2,690
Sales and marketing	2,265	2,024	1,819
General and administrative	1,688	1,645	1,168
	$6,116	$6,097	$6,117